Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	At December 31,
	2019	2018
Cash to be deposited	2,320	3,488
Cash at banks	116,413	181,972
Time deposits	35,502	31,879
Other cash equivalents	41,461	27,526
	195,696	244,865

Schedule for components of cash and cash equivalents if different from statement of financial position

	At December 31,
	2019	2018	2017
Cash and cash equivalents	195,696	244,865	221,601
	195,696	244,865	221,601